Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 860	£ 21
Less: effect of discounting	(54)
Discounted lease liabilities	806	£ 434	£ 434
Not later than 1 year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	293
Later than 1 year and not later than 3 years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	400
Later than 3 years and not later than 5 years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 167